Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning balance at May. 31, 2017	$ 144	$ 24,856	$ (672)	$ 24,328
Beginning balance, shares at May. 31, 2017	1,437,500
Sale of 5,200,000 Units, net of underwriting discount and offering expenses	$ 520	48,160,700		48,161,220
Sale of 5,200,000 Units, net of underwriting discount and offering expenses, shares	5,200,000
Sale of 261,500 Private Units	$ 26	2,614,974		2,615,000
Sale of 261,500 Private Units, shares	261,500
Issuance of shares to underwriter	$ 5	499,995		500,000
Issuance of shares to underwriter, shares	52,000
Common Stock Subject to Redemption	$ (456)	(46,291,229)		(46,291,685)
Common Stock Subject to Redemption, shares	(4,560,757)
Common Stock Forfeited by Sponsor	$ (14)	14
Common Stock Forfeited by Sponsor, shares	(137,500)
Net loss			(8,862)	(8,862)
Ending balance at May. 31, 2018	$ 225	5,009,310	(9,534)	5,000,001
Ending balance, shares at May. 31, 2018	2,252,743
Common Stock Subject to Redemption not redeemed	$ 11			11
Common Stock Subject to Redemption not redeemed, shares	112,497
Common stock redemption	$ (45)	(6,635,207)		(6,635,252)
Common stock redemption, shares	(451,563)
Shares issued for advisory services	$ 21	2,124,979		2,125,000
Shares issued for advisory services, shares	208,000
Common stock issued to Smaaash Founders	$ 200			200
Common stock issued to Smaaash Founders, shares	2,000,000
Cancellation of Smaaash Founders shares	$ (200)	200
Cancellation of Smaaash Founders shares. shares	(2,000,000)
Rights shares	$ 54	383,161		383,215
Rights shares, shares	546,150
Common Shares Issued in Acquisition	$ 300	6,089,700		6,090,000
Common Shares Issued in Acquisition, shares	3,000,000
Common shares issued in Private Placement	$ 96	1,924,904		1,925,000
Common shares issued in Private Placement, shares	962,500
Common Shares Issued from Employment Agreements	$ 18			18
Common Shares Issued from Employment Agreements, shares	180,000
Vesting of Common Shares		45,000		45,000
Common Shares issued for convertible note	$ 20	499,980		500,000
Common Shares issued for convertible note, shares	193,648
Net loss			(3,565,272)	(3,565,272)
Ending balance at May. 31, 2019	$ 700	$ 9,442,027	$ (3,574,806)	$ 5,867,921
Ending balance, shares at May. 31, 2019	7,003,975